Leases - Summary of Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets:
Right-of-use assets from operating leases	$ 40,880,499	$ 5,047,490
Liabilities:
Operating lease liabilities, current portion	8,696,150	4,889,539
Operating lease liabilities, non-current portion	32,200,255	179,593
Office Leases
Non-current assets:
Right-of-use assets from operating leases	601,067	412,828
Liabilities:
Operating lease liabilities, current portion	454,045	254,877
Operating lease liabilities, non-current portion	162,928	179,593
Vessel Lease
Non-current assets:
Right-of-use assets from operating leases		4,634,662
Liabilities:
Operating lease liabilities, current portion		$ 4,634,662
Vessel Lease | Related Party
Non-current assets:
Right-of-use assets from operating leases	40,279,432
Liabilities:
Operating lease liabilities, current portion	8,242,105
Operating lease liabilities, non-current portion	$ 32,037,327